Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

The following table sets forth information regarding compensation actually paid to our CEO and other NEOs and the financial performance of the Company for the last five fiscal years.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Compensation Table Total for Non-PEO NEOs(2)	Compensation Actually Paid to Non-PEO NEOs(1)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Depletions Growth (%)
2022	$4,848,737	$848,576	$1,247,885	$828,547	$173.43	$159.39	$67,263,000	-5%
2021	$14,840,957	$839,176	$1,044,866	$876,342	$274.66	$146.32	$14,553,000	22%
2020	$4,778,389	$803,025	$3,476,104	$492,432	$531.10	$127.78	$191,960,000	37%
2019	$4,211,552	$2,212,366	$2,121,689	$1,111,889	$198.19	$119.92	$110,041,000	22%
2018	$20,625,798	$5,775,165	$1,498,933	$1,094,026	$124.97	$96.71	$92,663,000	13%
(1)	Compensation actually paid differs from table totals due to LTE awards with multi-year service and/or performance-based vesting conditions.

The following table sets forth information regarding the identification of our Primary Executive Officer (“PEO”) and non-PEO NEOs for the corresponding fiscal years. In each of these years, our PEO held the title of CEO.

Fiscal Year	CEO(s)	Other NEOs
2018	Martin F. Roper, David A. Burwick	Frank H. Smalla, C. James Koch, John C. Geist, Quincy B. Troupe, Jonathan N. Potter
2019	David A. Burwick	Frank H. Smalla, C. James Koch, John C. Geist, Lesya Lysyj
2020	David A. Burwick	Frank H. Smalla, John C. Geist, Carolyn O’Boyle, Quincy B. Troupe
2021	David A. Burwick	Frank H. Smalla, John C. Geist, Quincy B. Troupe, Lesya Lysyj
2022	David A. Burwick	Frank H. Smalla, John C. Geist, Lesya Lysyj, Carolyn O’Boyle, Quincy B. Troupe

Named Executive Officers, Footnote [Text Block]

The following table sets forth information regarding the identification of our Primary Executive Officer (“PEO”) and non-PEO NEOs for the corresponding fiscal years. In each of these years, our PEO held the title of CEO.

Fiscal Year	CEO(s)	Other NEOs
2018	Martin F. Roper, David A. Burwick	Frank H. Smalla, C. James Koch, John C. Geist, Quincy B. Troupe, Jonathan N. Potter
2019	David A. Burwick	Frank H. Smalla, C. James Koch, John C. Geist, Lesya Lysyj
2020	David A. Burwick	Frank H. Smalla, John C. Geist, Carolyn O’Boyle, Quincy B. Troupe
2021	David A. Burwick	Frank H. Smalla, John C. Geist, Quincy B. Troupe, Lesya Lysyj
2022	David A. Burwick	Frank H. Smalla, John C. Geist, Lesya Lysyj, Carolyn O’Boyle, Quincy B. Troupe

PEO Total Compensation Amount	[1]	$ 4,848,737	$ 14,840,957	$ 4,778,389	$ 4,211,552	$ 20,625,798
PEO Actually Paid Compensation Amount		848,576	839,176	803,025	2,212,366	5,775,165
Non-PEO NEO Average Total Compensation Amount		1,247,885	1,044,866	3,476,104	2,121,689	1,498,933
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 828,547	876,342	492,432	1,111,889	1,094,026
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following table sets forth information regarding the relationship between the Company’s total shareholder return (“TSR”) and its peer group’s TSR. For the purposes of this table, the Company’s peer group is represented by Standard & Poor’s 500 Beverage Index, which consists of producers of alcoholic and non-alcoholic beverages (“S&P 500 Beverages Index”) for the five years ending December 31, 2022 The table assumes that the value of the investment in Boston Beer stock and each index was $100 on January 1, 2018. The TSR is reflected as of the end of the Company’s respective fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]

Most Important Financial Measures

The following table outlines the most important financial measures upon which the Company relies on when analyzing and setting executive compensation levels.

Depletions Growth: year-over-year growth of sales by our wholesalers to retailers
Net Revenue Growth: compounded net revenue growth rates over a two-year period
EBIT: annual earnings before interest and taxes. EBIT is equivalent to Operating Income on the Income Statement in the Company’s Annual Report on Form 10-K for Fiscal Year 2022.
Resource Efficiency: annual focused operating expense cost savings

Total Shareholder Return Amount		$ 173.43	274.66	531.10	198.19	124.97
Peer Group Total Shareholder Return Amount		159.39	146.32	127.78	119.92	96.71
Net Income (Loss)		$ 67,263,000	$ 14,553,000	$ 191,960,000	$ 110,041,000	$ 92,663,000
Company Selected Measure Amount		(0.05)	0.22	0.37	0.22	0.13
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name		Depletions Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name		Net Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name		EBIT
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name		Resource Efficiency
PEO [Member] | Martin F Roper
Pay vs Performance Disclosure [Table]
PEO Name						Martin F. Roper
PEO [Member] | David A Burwick
Pay vs Performance Disclosure [Table]
PEO Name		David A. Burwick	David A. Burwick	David A. Burwick	David A. Burwick	David A. Burwick
Non-PEO NEO [Member] | Frank H Smalla
Pay vs Performance Disclosure [Table]
PEO Name		Frank H. Smalla	Frank H. Smalla	Frank H. Smalla	Frank H. Smalla	Frank H. Smalla
Non-PEO NEO [Member] | C James Koch
Pay vs Performance Disclosure [Table]
PEO Name					C. James Koch	C. James Koch
Non-PEO NEO [Member] | John C Geist
Pay vs Performance Disclosure [Table]
PEO Name		John C. Geist	John C. Geist	John C. Geist	John C. Geist	John C. Geist
Non-PEO NEO [Member] | Quincy B Troupe
Pay vs Performance Disclosure [Table]
PEO Name		Quincy B. Troupe	Quincy B. Troupe	Quincy B. Troupe		Quincy B. Troupe
Non-PEO NEO [Member] | Jonathan N Potter
Pay vs Performance Disclosure [Table]
PEO Name						Jonathan N. Potter
Non-PEO NEO [Member] | Lesya Lysyj
Pay vs Performance Disclosure [Table]
PEO Name		Lesya Lysyj	Lesya Lysyj		Lesya Lysyj
Non-PEO NEO [Member] | Carolyn O Boyle
Pay vs Performance Disclosure [Table]
PEO Name		Carolyn O’Boyle		Carolyn O’Boyle

[1]	Compensation actually paid differs from table totals due to LTE awards with multi-year service and/or performance-based vesting conditions.